Valuation adjustments - Cash flow hedges (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Valuation adjustments
Accumulated (loss)/gain on cash flow hedges	$ 302	$ 1,297
Accumulated gain related to discontinued cash flow hedges	54	86
Valuation adjustments - cash flow hedges	$ 356	$ 1,383